SUMMARY OF SHARE-BASED COMPENSATION EXPENSES BY FUNCTION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 75,806	¥ 47,313	¥ 26,534
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	72,942	44,088	26,534
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,420	1,709
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 1,444	¥ 1,516